Income and Expenses Relating to Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Reinsurance benefits	¥ 276	¥ 423	¥ 1,553	¥ 1,080
Reinsurance premiums	¥ (1,158)	¥ (1,170)	¥ (3,531)	¥ (3,560)